EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about exploration and evaluation of mineral resources [Line Items]
Exploration, evaluation and project expenses (notes 5 and 8)	$ 287	$ 295
Corporate and other [Member]
Disclosure of detailed information about exploration and evaluation of mineral resources [Line Items]
Global exploration and evaluation	122	143
Corporate development	16	9
Minesite exploration and evaluation	64	79
Pascua-Lama
Disclosure of detailed information about exploration and evaluation of mineral resources [Line Items]
Project costs	46	37
Other projects [Member]
Disclosure of detailed information about exploration and evaluation of mineral resources [Line Items]
Project costs	$ 39	$ 27